Revenue	12 Months Ended
Dec. 31, 2023
Revenue
Revenue

Note 13 – Revenue

Revenue classified by commodity, geography and type comprised the following:

	2023	2022
Commodity
Gold(1)	$784.4	$723.1
Silver	126.7	139.9
Platinum group metals(1)	39.8	56.7
Iron ore(2)	47.2	55.5
Other mining assets	13.2	6.9
Mining	$1,011.3	$982.1
Oil	$134.9	$156.0
Gas	54.1	150.9
Natural gas liquids	18.7	26.7
Energy	$207.7	$333.6
	$1,219.0	$1,315.7
Geography
South America	$370.7	$361.8
Central America & Mexico	316.8	298.0
United States	208.0	327.5
Canada(1)(2)	177.1	205.9
Rest of World	146.4	122.5
	$1,219.0	$1,315.7
Type
Revenue-based royalties	$380.0	$496.0
Streams(1)	726.7	690.0
Profit-based royalties	64.9	87.1
Other(2)	47.4	42.6
	$1,219.0	$1,315.7
1.	For the year ended December 31, 2023, revenue includes gains of $0.2 million and $0.1 million of provisional pricing adjustments for gold and platinum-group metals, respectively (2022 – loss of $0.4 million and gain of $1.1 million, respectively).
2.	For the year ended December 31, 2023, revenue includes dividend income of $12.1 million from the Company’s equity investment in LIORC (2022 – $14.8 million).